Derivatives - Derivatives Designated as Accounting Hedges - Fair Value Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	$ (82)	$ (5,169)	$ (1,687)
Hedged Item	(827)	4,181	552
Hedge Ineffectiveness	(909)	(988)	(1,135)
Interest rate risk on long-term debt | Interest expense
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	2,144	(4,704)	(195)
Hedged Item	(2,935)	3,925	(770)
Hedge Ineffectiveness	(791)	(779)	(965)
Interest rate and foreign currency risk on long-term debt | Interest expense
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	(2,212)	(1,291)	(1,482)
Hedged Item	2,120	1,085	1,225
Hedge Ineffectiveness	(92)	(206)	(257)
Interest rate risk on AFS securities | Interest income
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	(35)	839	(4)
Hedged Item	3	(840)	91
Hedge Ineffectiveness	(32)	(1)	87
Price risk on commodity inventory | Trading gain (loss)
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	21	(13)	(6)
Hedged Item	(15)	11	6
Hedge Ineffectiveness	$ 6	$ (2)